Intangible Asset - Customer List	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangible Asset - Customer List [Abstract]
INTANGIBLE ASSET - CUSTOMER LIST
E.	INTANGIBLE ASSET - Customer List:

Wildman Acquisition

The Company has acquired select assets and the customer list of an entity as discussed in Note H and Note L. The Company, using a Contingent Earn-Out Calculation, made the determination that the amounts allocated to Intangible Asset - Customer List amounted to $2,253,690. The intangible asset - customer list is amortized over 10 years. At March 31, 2022 and December 31, 2021, the Company’s evaluation of Intangible Asset - Customer List has resulted in accumulated impairment of $131,471 and $69,583, respectively.

Amortization expense related to intangible asset - customer list was $53,055 and $37,561 for the three months ended March 31, 2022 and 2021.

Estimated future amortization expense for the years:

2022	$212,222
2023	212,222
2024	212,222
2025	212,222
2026	212,222
$1,061,110

G.A.P. Acquisition

The Company has acquired select assets and the customer list of an entity as discussed in Note H and Note L. The Company, using a Contingent Earn-Out Calculation, made the determination that the amounts allocated to Intangible Asset - Customer List amounted to $2,275,290. The intangible asset - customer list is amortized over 10 years. At March 31, 2022 and December 31, 2021, the Company’s evaluation of Intangible Asset - Customer List has resulted in accumulated impairment of zero.

Amortization expense related to intangible asset - customer list was $37,922 and zero for the three months ended March 31, 2022 and 2021.

Estimated future amortization expense for the years:

2022	$208,568
2023	227,529
2024	227,529
2025	227,529
2026	227,529
$1,118,684

E.	INTANGIBLE ASSET - Customer List:

The Company has acquired select assets and the customer list of an entity as discussed in Note J and Note N. The Company, using a Contingent Earn-Out Calculation, made the determination that the amounts allocated to Intangible Asset - Customer List amounted to $2,253,690. The intangible asset - customer list is amortized over 10 years. At December 31, 2021 and 2020, the Company’s evaluation of Intangible Asset - Customer List has resulted in accumulated impairment of $69,583 and zero, respectively.

Amortization expense related to intangible asset - customer list was $254,812 and $37,562 for the years ended December 31, 2021 and 2020.

Estimated future amortization expense for the years ended December 31:

2022	$225,369
2023	225,369
2024	225,369
2025	225,369
2026	225,369
$1,126,845